Main Accounting Practices - Schedule of Statement of Changes to Shareholders' Equity Restated (Details) - USD ($)		3 Months Ended						9 Months Ended		12 Months Ended
		Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024		Dec. 31, 2023
Main Accounting Practices - Schedule of Statement of Changes to Shareholders' Equity Restated (Details) [Line Items]
Balance		$ (6,366,881)	$ (5,779,892)	$ (4,873,206)	$ (4,546,495)	$ (5,169,956)	$ (4,737,033)	$ (4,873,206)	$ (4,737,033)	$ (4,737,033)		$ 1,257,690
Balance		(6,734,687)	(6,366,881)	(5,779,892)	(3,852,470)	(4,546,495)	(5,169,956)	(6,734,687)	(3,852,470)	(4,873,206)		(4,737,033)
Net Income (Loss)for the year		$ (174,938)	$ (121,609)	(516,241)	$ (196,788)	$ (132,460)	(630,311)	(812,788)	(959,559)	(1,627,821)	[1],[2]	(5,839,344)	[2],[3]
Currency Translation Adjustments										1,491,647		(159,281)
Other												3,902
Revision of Prior Period, Adjustment [Member]
Main Accounting Practices - Schedule of Statement of Changes to Shareholders' Equity Restated (Details) [Line Items]
Balance				(1,166,238)			(1,140,815)	(1,166,238)	(1,140,815)	(1,140,815)
Balance										(1,166,238)		(1,140,815)
Net Income (Loss)for the year	[2]									(25,423)	[1]	(1,140,815)	[3]
Currency Translation Adjustments
Other
Prior [Member]
Main Accounting Practices - Schedule of Statement of Changes to Shareholders' Equity Restated (Details) [Line Items]
Balance				$ (3,706,969)			$ (3,596,218)	$ (3,706,969)	$ (3,596,218)	(3,596,218)		1,257,690
Balance										(3,706,969)		(3,596,218)
Net Income (Loss)for the year	[2]									(1,602,398)	[1]	(4,698,529)	[3]
Currency Translation Adjustments										$ 1,491,647		(159,281)
Other												$ 3,902

[1]	GAAP Adjustments related to R&D Costs
[2]	GAAP Adjustments related to R&D Costs.
[3]	GAAP Adjustments related to R&D Costs